SCHEDULE OF NET REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Total net revenue	$ 12,258,451	$ 22,125,320	$ 7,682,583
Total net revenue percentage	100.00%	100.00%	100.00%
Grains, Oil, and Spices [Member]
Product Information [Line Items]
Total net revenue	$ 3,103,217	$ 8,642,315	$ 3,811,172
Total net revenue percentage	25.30%	39.10%	49.60%
Beverages, Alcohol and Tea [Member]
Product Information [Line Items]
Total net revenue	$ 1,808,015	$ 2,295,324	$ 1,060,858
Total net revenue percentage	14.70%	10.40%	13.80%
Other Food [Member]
Product Information [Line Items]
Total net revenue	$ 1,070,054	$ 1,166,115	$ 687,426
Total net revenue percentage	8.70%	5.20%	9.00%
Meat, Poultry and Eggs [Member]
Product Information [Line Items]
Total net revenue	$ 5,355,829	$ 7,227,876	$ 876,249
Total net revenue percentage	43.70%	32.70%	11.40%
Fresh Fruits and Vegetables [Member]
Product Information [Line Items]
Total net revenue	$ 597,828	$ 1,397,838	$ 539,052
Total net revenue percentage	4.90%	6.30%	7.00%
Groceries [Member]
Product Information [Line Items]
Total net revenue	$ 169,501	$ 1,264,330	$ 462,003
Total net revenue percentage	1.40%	5.80%	6.00%
Dried Seafood [Member]
Product Information [Line Items]
Total net revenue	$ 41,088	$ 102,932	$ 229,746
Total net revenue percentage	0.30%	0.50%	3.00%
Restaurant Services [Member]
Product Information [Line Items]
Total net revenue	$ 112,919	$ 28,590	$ 16,077
Total net revenue percentage	1.00%	0.10%	0.20%